Restatement of Previously Issued Financial Statements - Schedule of Impact of Restatement on Statements of Operations (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Income Statement [Abstract]
Loss from operations			$ (290,641)
Other (expense) income:
Change in fair value of derivative liabilities			(24,193,170)
Financing costs - derivative liabilities			(970,840)
Net gain from investments held in Trust Account	$ 10,410		78,522	$ 106,550
Total other (expense) income			(25,085,488)
Loss before income tax expense	5,635,786		(25,376,129)	10,813,180
Income tax expense	(10,856)		4,749	2,015
Net income (loss)	$ 5,646,642	$ 5,164,523	$ (25,380,878)	$ 10,811,165
Common Class A [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding			35,891,064
Basic and diluted net income per share			$ 0
Non Redeemable Class A And Class B Common Stock [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding	16,301,645		12,232,461	16,558,676
Basic and diluted net income per share	$ 0.35		$ (2.08)	$ 0.65
As Previously Reported
Income Statement [Abstract]
Loss from operations			$ (290,641)
Other (expense) income:
Change in fair value of derivative liabilities			0
Financing costs - derivative liabilities			0
Net gain from investments held in Trust Account			78,522
Total other (expense) income			78,522
Loss before income tax expense			(212,119)
Income tax expense			4,749
Net income (loss)			$ (216,868)
As Previously Reported | Common Class A [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding			38,473,726
Basic and diluted net income per share			$ 0
As Previously Reported | Non Redeemable Class A And Class B Common Stock [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding			10,646,616
Basic and diluted net income per share			$ (0.02)
Restatement Adjustment
Other (expense) income:
Change in fair value of derivative liabilities			$ (24,193,170)
Financing costs - derivative liabilities			(970,840)
Net gain from investments held in Trust Account			0
Total other (expense) income			(25,164,010)
Loss before income tax expense			(25,164,010)
Income tax expense			0
Net income (loss)			$ (25,164,010)
Restatement Adjustment | Common Class A [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding			(2,582,662)
Basic and diluted net income per share			$ 0
Restatement Adjustment | Non Redeemable Class A And Class B Common Stock [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding			1,585,845
Basic and diluted net income per share			$ 2.10